Equity (Details Narrative)													1 Months Ended	12 Months Ended
	Apr. 28, 2017 shares € / shares	Dec. 23, 2016 € / shares	Dec. 02, 2016 € / shares	Nov. 24, 2016 EUR (€)	Nov. 21, 2016 EUR (€) € / shares shares	Apr. 26, 2016 EUR (€) € / shares shares	Apr. 18, 2016 shares € / shares	Feb. 26, 2016 EUR (€) € / shares shares	Nov. 25, 2015 EUR (€) € / shares shares	Aug. 28, 2015 EUR (€) € / shares shares	Nov. 24, 2010 shares € / shares	Jul. 02, 2010 EUR (€) shares € / shares	Nov. 30, 2016 EUR (€) € / shares shares	Dec. 31, 2017 EUR (€) shares € / shares	Dec. 31, 2016 EUR (€) shares	Dec. 31, 2015 EUR (€) shares	Apr. 01, 2017 € / shares	Feb. 01, 2017	Jan. 31, 2017 EUR (€) € / shares	Apr. 02, 2014 shares € / shares	Sep. 02, 2013 shares € / shares	May 11, 2012 shares € / shares	Mar. 23, 2012 shares € / shares	Oct. 07, 2011 shares € / shares	Sep. 30, 2011 shares € / shares
Statement Line Items [Line Items]
Number of share capital value issued | €														€ 38,416,828	€ 37,722,433
Share capital | shares														38,416,828
Nominal value per share									€ 1.00					€ 1.00
Exercising of conversion rights from convertible bond 2016/2021 and 2017/2022, amount | €														€ 694,395
Exercising of conversion rights from convertible bond 2016/2021 and 2017/2022 | shares														694,395
Issuance of new registered shares | shares									1,916,588
Subscription price per share									€ 1.90
Proceed from share issuance | €									€ 3,500,000
Convertible bonds converted value into shares | €														€ 106,800
Equity procurement costs | €														0	300,000	€ 500,000
Bonds issued | €														4,900,000
Nominal volume of capital | €														€ 38,417,000	37,722,000
Vesting period, description														The vesting period for the first tranche ran until 24 November 2014, and the vesting period for the second tranche ran until 30 September 2015 0r 07 October 2015 respectively. The option rights from the first tranche expired on 24 November 2016 and from the second tranche the option rights expired on 30 September 2017 or 07 October 2017 respectively, as the exercise terms were not met.
Reduction in servicing of options for conditional capital | €														€ 500,000
Cost expenses | €														€ 42,000	€ 62,000	€ 103,000
First Tranche [Member]
Statement Line Items [Line Items]
Exercise price of share options outstanding							€ 2.49
Number of stock option granted | shares							425,000
Second Tranche [Member]
Statement Line Items [Line Items]
Exercise price of share options outstanding			€ 3.28
Number of stock option granted			130,500
Third Tranche [Member]
Statement Line Items [Line Items]
Exercise price of share options outstanding	€ 4.02
Number of stock option granted | shares	329,000
Fourth Tranche [Member]
Statement Line Items [Line Items]
Exercise price of share options outstanding	€ 3.33
Number of stock option granted | shares	300,500
2010 Share Option Programme [Member]
Statement Line Items [Line Items]
Nominal value per share												€ 1.00
Maximum number of share options during the period | shares												839,500
Nominal volume of capital | €				€ 839,500								€ 839,500
Nomiinal term				6 years
Number of stock options outstanding | shares														364,350	439,500	534,400
Exercising options description														Exercising the options from a tranche is possible if at the beginning of the respective exercise period, the price (hereinafter referred to as the “reference price”) of a share in Biofrontera Aktiengesellschaft exceeds the exercise price by at least 20%, and a minimum reference price of at least EUR 5.00 is reached (hereinafter referred to as the “minimum reference price”). The reference price is equal to the arithmetical average (unweighted) of the closing prices on the Frankfurt Stock Exchange in floor trading and Xetra trading for the company’s shares between the 15th and the 5th stock market day (in each case inclusive) before the start of the respective exercise window.
Weighted average holding period														5 years
Share option fair value price per share											€ 0.57
Share price volatilities percentage											45.78%
Number of stock option forfeited, shares | shares														4,500	13,500
Number of stock option granted | shares
2010 Share Option Programme [Member] | First Tranche [Member]
Statement Line Items [Line Items]
Number of stock options outstanding | shares											106,400
Exercise price of share options outstanding											€ 1.91
2010 Share Option Programme [Member] | Second Tranche [Member]
Statement Line Items [Line Items]
Number of stock options outstanding | shares																								96,400	96,400
Exercise price of share options outstanding																								€ 2.48	€ 2.48
2010 Share Option Programme [Member] | Third Tranche [Member]
Statement Line Items [Line Items]
Number of stock options outstanding | shares																						51,500	65,000
Exercise price of share options outstanding																						€ 4.09	€ 3.30
2010 Share Option Programme [Member] | Fourth Tranche [Member]
Statement Line Items [Line Items]
Number of stock options outstanding | shares																					179,500
Exercise price of share options outstanding																					€ 3.37
2010 Share Option Programme [Member] | Fifth Tranche [Member]
Statement Line Items [Line Items]
Number of stock options outstanding | shares																				159,350
Exercise price of share options outstanding																				€ 3.43
2011 Share Option Programme [Member]
Statement Line Items [Line Items]
Share price volatilities percentage											51.30%
2012 Share Option Programme [Member]
Statement Line Items [Line Items]
Dividend yield														0.00%
2012 Share Option Programme [Member] | First Tranche [Member]
Statement Line Items [Line Items]
Share price volatilities percentage											53.50%
Risk free interest rate														1.75%
2012 Share Option Programme [Member] | Second Tranche [Member]
Statement Line Items [Line Items]
Share price volatilities percentage											65.00%
Risk free interest rate														1.21%
2012 Share Option Programme [Member] | Third Tranche [Member]
Statement Line Items [Line Items]
Risk free interest rate														0.90%
2012 Share Option Programme [Member] | Fourth Tranche [Member]
Statement Line Items [Line Items]
Risk free interest rate														0.82%
2013 Share Option Programme [Member]
Statement Line Items [Line Items]
Share price volatilities percentage											39.20%
Risk free interest rate														0.71%
2014 Share Option Programme [Member]
Statement Line Items [Line Items]
Share price volatilities percentage											32.30%
Risk free interest rate														0.68%
Annual beneficiary turnover rate														20.00%
2010 Stock Option Programme [Member]
Statement Line Items [Line Items]
Reduction in servicing of options for conditional capital | €										€ 542,400
2015 Share Option Programme [Member]
Statement Line Items [Line Items]
Issuance of new registered shares | shares										1,814,984
Subscription price per share										€ 1.00
Number of stock options outstanding | shares														1,143,500	548,000
Share option fair value price per share			€ 1.30				€ 1.00
Number of stock option forfeited, shares | shares														34,000	7,500
Cost expenses | €														€ 100,000	€ 49,000	€ 0
Stock option term, description										term of five years from the issue date until 27 August 2020.
Conditional capital amount | €										€ 1,814,984
Reference price										€ 5.00
Number of stock option granted | shares														629,500	555,500
2015 Share Option Programme [Member] | First Tranche [Member]
Statement Line Items [Line Items]
Share price volatilities percentage															50.60%
Dividend yield															2.31%
Risk free interest rate															5.92%
Annual beneficiary turnover rate															12.00%
2015 Share Option Programme [Member] | Second Tranche [Member]
Statement Line Items [Line Items]
Share price volatilities percentage															49.00%
Dividend yield															7.00%
Risk free interest rate															13.26%
Annual beneficiary turnover rate															12.00%
March 2018 [Member]
Statement Line Items [Line Items]
Shares conversion price per share														€ 4.75
Reduction of conversion price per share														€ 0.25
2018 [Member]
Statement Line Items [Line Items]
Equity procurement costs | €														€ 900,000
March 2018 [Member] | Fourth Tranche [Member]
Statement Line Items [Line Items]
Exercise price of share options outstanding														€ 3.093
March 2018 [Member] | Fifth Tranche [Member]
Statement Line Items [Line Items]
Exercise price of share options outstanding														3.15
March 2018 [Member] | Third Tranche One [Member]
Statement Line Items [Line Items]
Exercise price of share options outstanding														3.02
March 2018 [Member] | Third Tranche Two [Member]
Statement Line Items [Line Items]
Exercise price of share options outstanding														3.81
March 2018 [Member] | 2015 Share Option Programme [Member] | First Tranche [Member]
Statement Line Items [Line Items]
Exercise price of share options outstanding														2.25
March 2018 [Member] | 2015 Share Option Programme [Member] | Second Tranche [Member]
Statement Line Items [Line Items]
Exercise price of share options outstanding														3.04
March 2018 [Member] | 2015 Share Option Programme [Member] | Third Tranche [Member]
Statement Line Items [Line Items]
Exercise price of share options outstanding														3.78
March 2018 [Member] | 2015 Share Option Programme [Member] | Fourth Tranche [Member]
Statement Line Items [Line Items]
Exercise price of share options outstanding														€ 3.09
Institutional Investors [Member]
Statement Line Items [Line Items]
Nominal value per share								€ 1.90
Proceed from share issuance | €								€ 4,500,000
Employees [Member] | 2010 Stock Option Programme [Member]
Statement Line Items [Line Items]
Number of stock option forfeited, shares | shares														142,250
Employee [Member] | 2015 Share Option Programme [Member]
Statement Line Items [Line Items]
Number of stock option forfeited, shares | shares														41,500
Ordinary Shares [Member]
Statement Line Items [Line Items]
Subscription price per share					€ 3.00	€ 2.00
Proceed from share issuance | €					€ 14,700,000	€ 4,900,000		4,400,000
Cash capital contributions increase | €					€ 5,000,000	€ 2,500,000		€ 2,400,000
Share capital increase, shares | shares					5,012,950	2,499,999		2,357,384
Ordinary Shares [Member] | Shareholders [Member]
Statement Line Items [Line Items]
Statutory subscription rights were granted ratio					6
Convertible Bond [Member]
Statement Line Items [Line Items]
Number of subordinated convertible 2016/2021 bonds issued | shares													49,990
Number of subordinated convertible 2016/2021 bonds issued value | €													€ 5,000,000
Percentage of subscription price													100.00%
Bonds issued price per bond													€ 100.00
Shares conversion price per share													€ 3.00				€ 4.00		€ 3.50
Convertible bond | €																			€ 5,000,000
Convertible bonds converted value into shares | €														€ 2,337,200
Exercise of warrant rights from 2011/2016 warrant bond issued | shares															751,460
Proceed from exercise of warrants | €															€ 2,200,000
Bonds interest rate																		6.00%
Bond maturity date		1 January 2022
Bonds issued | €													€ 5,000,000
Convertible Bond [Member] | 1 January 2017 [Member]
Statement Line Items [Line Items]
Shares conversion price per share													€ 4.00
Convertible Bond [Member] | 1 January 2018 [Member]
Statement Line Items [Line Items]
Shares conversion price per share		€ 5.00											€ 5.00
Convertible Bond [Member] | March 2018 [Member]
Statement Line Items [Line Items]
Shares conversion price per share														€ 4.75
Reduction of conversion price per share														€ 0.25
Convertible Bond [Member] | Institutional Investors [Member]
Statement Line Items [Line Items]
Statutory subscription rights were granted ratio													607
2016/2021 Convertible Bond [Member]
Statement Line Items [Line Items]
Bonds interest rate														7.90%
2017/2022 Convertible Bond [Member]
Statement Line Items [Line Items]
Bonds interest rate														7.60%
Bottom of Range [Member]
Statement Line Items [Line Items]
Number of share capital value issued | €									1,916,588
Top of Range [Member]
Statement Line Items [Line Items]
Number of share capital value issued | €									€ 25,490,430
Top of Range [Member] | 2015 Share Option Programme [Member]
Statement Line Items [Line Items]
Issuance of subscriptions rights | shares										1,814,984
Issuance of subscriptions rights, value | €										€ 1,814,984